TrueShares Active Yield ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 60.0%	Shares	Value
Aerospace/Defense - 0.2%
Northrop Grumman Corp.	621	$317,958

Agriculture - 3.9%
British American Tobacco PLC - ADR	11,713	484,567
Universal Corp.	97,210	5,448,620
		5,933,187

Auto Manufacturers - 2.7%
PACCAR, Inc.	2,996	291,720
Wabash National Corp.	345,515	3,817,941
		4,109,661

Banks - 6.5%
Bank of New York Mellon Corp.	51,050	4,281,564
CVB Financial Corp.	10,904	201,288
First Busey Corp.	238,960	5,161,536
JPMorgan Chase & Co.	867	212,675
Morgan Stanley	812	94,736
		9,951,799

Beverages - 0.1%
PepsiCo, Inc.	793	118,902

Biotechnology - 0.4%
Amgen, Inc.	1,328	413,738
Gilead Sciences, Inc.	1,611	180,513
		594,251

Building Materials - 0.3%
Boise Cascade Co.	3,094	303,491
Griffon Corp.	1,928	137,852
		441,343

Chemicals - 0.7%
Celanese Corp.	5,161	292,990
Linde PLC	502	233,751
Olin Corp.	8,476	205,458
Sociedad Quimica y Minera de Chile SA - ADR	6,998	278,031
		1,010,230

Commercial Services - 0.2%
Booz Allen Hamilton Holding Corp.	1,187	124,137
Rollins, Inc.	2,300	124,269
		248,406

Cosmetics/Personal Care - 2.3%
Colgate-Palmolive Co.	16,737	1,568,257
Procter & Gamble Co.	11,438	1,949,264
		3,517,521

Diversified Financial Services - 0.8%
Ares Management Corp. - Class A	1,041	152,621
Artisan Partners Asset Management, Inc. - Class A	3,171	123,986
CME Group, Inc.	1,180	313,042
Houlihan Lokey, Inc.	1,584	255,816
Virtu Financial, Inc. - Class A	7,378	281,249
Virtus Investment Partners, Inc.	682	117,550
		1,244,264

Electric - 0.1%
AES Corp.	11,533	143,240

Food - 7.8%
B&G Foods, Inc.	54,008	371,035
Conagra Brands, Inc.	6,467	172,475
General Mills, Inc.	88,671	5,301,639
Kroger Co.	2,063	139,645
SpartanNash Co.	15,151	306,959
The Campbell's Co.	134,661	5,375,667
Weis Markets, Inc.	2,039	157,105
		11,824,525

Gas - 0.1%
NiSource, Inc.	4,884	195,800

Healthcare-Products - 3.5%
Patterson Cos., Inc.	170,208	5,317,298

Home Builders - 0.1%
Thor Industries, Inc.	1,462	110,834

Household Products/Wares - 3.7%
Church & Dwight Co., Inc.	2,392	263,335
Clorox Co.	36,702	5,404,370
		5,667,705

Insurance - 0.4%
CNA Financial Corp.	1,875	95,231
Old Republic International Corp.	3,166	124,171
Willis Towers Watson PLC	1,078	364,310
		583,712

Internet - 0.3%
Cogent Communications Holdings, Inc.	8,982	550,686

Investment Companies - 1.7%
Horizon Technology Finance Corp.	272,512	2,567,063

Iron/Steel - 0.1%
Steel Dynamics, Inc.	1,354	169,358

Mining - 0.1%
Gold Fields Ltd. - ADR	8,074	178,355

Oil & Gas - 4.1%
APA Corp.	244,456	5,138,465
Civitas Resources, Inc.	3,958	138,095
Coterra Energy, Inc.	6,942	200,624
Devon Energy Corp.	11,839	442,778
Marathon Petroleum Corp.	1,603	233,541
Sitio Royalties Corp. - Class A	5,815	115,544
		6,269,047

Packaging & Containers - 0.1%
Silgan Holdings, Inc.	3,716	189,962

Pharmaceuticals - 4.0%
AbbVie, Inc.	26,214	5,492,357
Bristol-Myers Squibb Co.	2,306	140,643
Pfizer, Inc.	5,181	131,287
Premier, Inc. - Class A	5,338	102,917
Zoetis, Inc.	1,385	228,040
		6,095,244

Pipelines - 0.1%
Targa Resources Corp.	600	120,282

Retail - 7.8%
Costco Wholesale Corp.	234	221,313
Dick's Sporting Goods, Inc.	583	117,509
Dillard's, Inc. - Class A	434	155,428
Dollar General Corp.	61,102	5,372,699
Jack in the Box, Inc.	3,400	92,446
MSC Industrial Direct Co., Inc. - Class A	66,526	5,167,074
Tractor Supply Co.	4,389	241,834
Winmark Corp.	1,533	487,295
		11,855,598

Semiconductors - 0.2%
Broadcom, Inc.	1,155	193,381
QUALCOMM, Inc.	834	128,111
		321,492

Telecommunications - 7.0%
AT&T, Inc.	189,131	5,348,625
Verizon Communications, Inc.	118,589	5,379,197
		10,727,822

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	2,109	129,682

Transportation - 0.6%
Ardmore Shipping Corp.	13,192	129,150
Genco Shipping & Trading Ltd.	14,512	193,880
Scorpio Tankers, Inc.	4,120	154,829
United Parcel Service, Inc. - Class B	4,019	442,050
		919,909
TOTAL COMMON STOCKS (Cost $91,786,561)		91,425,136

EXCHANGE TRADED FUNDS - 27.3%	Shares	Value
Amplify CWP Enhanced Dividend	9,232	376,389
Energy Select Sector SPDR Fund	5,142	480,520
Fidelity Momentum Factor ETF	1,994	129,730
Fidelity MSCI Energy Index ETF	5,930	151,511
First Trust Long Duration Opportunities ETF	10,535	226,502
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	967	109,397
First Trust Natural Gas ETF	6,229	154,791
First Trust Senior Loan ETF	12,711	580,257
FlexShares High Yield Value-Scored Bond Index Fund	130,849	5,283,683
FlexShares Ultra-Short Income Fund	2,722	205,729
Global X MLP ETF	3,291	175,180
Invesco KBW High Dividend Yield Financial ETF	280,134	4,047,936
Invesco S&P MidCap Quality ETF	5,766	527,762
Invesco Senior Loan ETF	23,406	484,504
Invesco Short Term Treasury ETF	3,225	340,350
Invesco Variable Rate Investment Grade ETF	6,911	173,328
iShares 20+ Year Treasury Bond ETF	3,528	321,154
iShares Core 40/60 Moderate Allocation ETF	3,154	138,397
iShares Core 60/40 Balanced Allocation ETF	2,179	125,445
iShares Core 80/20 Aggressive Allocation ETF	4,382	335,223
iShares Interest Rate Hedged Corporate Bond ETF	1,865	172,084
iShares Interest Rate Hedged High Yield Bond ETF	16,036	1,366,267
iShares Short Treasury Bond ETF	865	95,548
iShares Treasury Floating Rate Bond ETF	5,024	254,516
iShares U.S. Treasury Bond ETF	5,858	134,646
JPMorgan Core Plus Bond ETF	15,437	726,156
JPMorgan Ultra-Short Municipal Income ETF	2,174	110,548
PGIM Ultra Short Bond ETF	19,968	993,009
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	7,819	732,328
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	77,492	5,550,752
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,329	127,554
SPDR Blackstone Senior Loan ETF	42,654	1,754,359
SPDR Bloomberg 1-3 Month T-Bill ETF	1,838	168,600
SPDR Bloomberg Investment Grade Floating Rate ETF	3,303	101,798
SPDR Portfolio High Yield Bond ETF	37,405	876,025
SPDR Portfolio Intermediate Term Treasury ETF	8,878	253,733
SPDR S&P Capital Markets ETF	1,347	169,951
SPDR S&P Oil & Gas Exploration & Production ETF	1,591	209,551
SPDR SSgA Ultra Short Term Bond ETF	5,818	236,502
VanEck BDC Income ETF	224,919	3,769,642
VanEck J. P. Morgan EM Local Currency Bond ETF	5,215	124,430
VanEck Pharmaceutical ETF	5,579	508,414
Vanguard Energy ETF	3,916	507,944
Vanguard Extended Duration Treasury ETF	77,457	5,507,967
Vanguard Short-Term Treasury ETF	1,673	98,188
Vanguard US Momentum Factor ETF	2,439	370,021
Virtus InfraCap US Preferred Stock ETF	62,152	1,318,244
WisdomTree Floating Rate Treasury Fund	7,418	373,348
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	11,013	246,141
WisdomTree U.S. Quality Dividend Growth Fund	1,755	140,154
Xtrackers S&P 500 Scored & Screened ETF	5,360	270,305
TOTAL EXCHANGE TRADED FUNDS (Cost $41,485,865)		41,636,513

CLOSED-END FUNDS - 5.0%	Shares	Value
Ares Capital Corp.	15,889	352,100
Blue Owl Capital Corp.	9,246	135,547
Fidus Investment Corp.	11,462	233,710
Gladstone Capital Corp.	6,594	181,071
Golub Capital BDC, Inc.	11,157	168,917
MidCap Financial Investment Corp.	8,773	112,821
Oaktree Specialty Lending Corp.	9,307	142,956
PennantPark Floating Rate Capital Ltd.	310,616	3,475,793
Prospect Capital Corp.	564,932	2,316,221
Sixth Street Specialty Lending, Inc.	13,535	302,913
Hercules Capital, Inc.	8,710	167,319
TOTAL CLOSED-END FUNDS (Cost $8,052,259)		7,589,368

REAL ESTATE INVESTMENT TRUSTS - 3.9%	Shares	Value
REITS - 3.9%
Dynex Capital, Inc.	183,360	2,387,347
Innovative Industrial Properties, Inc.	1,555	84,110
Omega Healthcare Investors, Inc.	6,549	249,386
PennyMac Mortgage Investment Trust	212,023	3,106,137
Two Harbors Investment Corp.	8,716	116,446
		5,943,426
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,957,061)		5,943,426

SHORT-TERM INVESTMENTS - 3.6%		Value
Money Market Funds - 3.6%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (a)	5,432,839	5,432,839
TOTAL SHORT-TERM INVESTMENTS (Cost $5,432,839)		5,432,839

TOTAL INVESTMENTS - 99.8% (Cost $152,714,585)		152,027,282
Other Assets in Excess of Liabilities - 0.2%		314,874
TOTAL NET ASSETS - 100.0%		$152,342,156
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

TrueShares Active Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$91,425,136	$–	$–	$91,425,136
Exchange Traded Funds	41,636,513	–	–	41,636,513
Closed-End Funds	7,589,368	–	–	7,589,368
Real Estate Investment Trusts	5,943,426	–	–	5,943,426
Money Market Funds	5,432,839	–	–	5,432,839
Total Investments	$152,027,282	$–	$–	$152,027,282

Refer to the Schedule of Investments for further disaggregation of investment categories.